Annual Operating Expenses {- Total Market Index Portfolio} - 02.28 VIP Total Market Index Portfolio_Initial, Service Class, Service 2 PRO-05 - Total Market Index Portfolio	Apr. 30, 2021
Initial Class
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.12%
Service Class
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.06%
Total annual operating expenses	0.22%
Service Class 2
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual operating expenses	0.37%